Waddell & Reed Advisors New Concepts Fund
Waddell & Reed Advisors New Concepts Fund
Objective
To seek to provide growth of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Waddell & Reed Advisors Funds, InvestEd Portfolios and, for clients of Waddell & Reed, Inc. or Legend Equities Corporation, Ivy Funds. More information about these and other discounts is available from your financial professional and in the "Sales Charge Reductions" section on page 77 of the Fund's prospectus and in the "Purchase, Redemption and Pricing of Shares" section on page 85 of the Fund's statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Waddell & Reed Advisors New Concepts Fund		Class A		Class B		Class C		Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		5.75%		none		none		none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)		none	[1]	5.00%	[1]	1.00%	[1]	none
Redemption Fee/Exchange Fee (as a % of amount redeemed or exchanged)	[2]	2.00%		2.00%		2.00%		2.00%
[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is imposed on purchases of $1 million or more at net asset value (NAV) of Class A shares that are redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[2]	within fewer than five days

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Waddell & Reed Advisors New Concepts Fund	Class A	Class B	Class C	Class Y
Management Fees	0.84%	0.84%	0.84%	0.84%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	none
Other Expenses	0.34%	0.67%	0.53%	0.20%
Total Annual Fund Operating Expenses	1.43%	2.51%	2.37%	1.04%

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Waddell & Reed Advisors New Concepts Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	712	1,001	1,312	2,190
Class B	654	1,082	1,435	2,580
Class C	240	739	1,265	2,706
Class Y	106	331	574	1,271

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Waddell & Reed Advisors New Concepts Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	712	1,001	1,312	2,190
Class B	254	782	1,335	2,580
Class C	240	739	1,265	2,706
Class Y	106	331	574	1,271

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 55% of the average value of its portfolio.

Principal Investment Strategies

Waddell & Reed Advisors New Concepts Fund seeks to achieve its objective by investing primarily in common stocks of mid cap companies that Waddell & Reed Investment Management Company (WRIMCO), the Fund's investment manager, believes offer above-average growth potential. Mid cap companies typically are companies with market capitalizations within the range of companies in the Russell Midcap Growth Index. As of September 30, 2011, this range of market capitalizations was from approximately $579.0 million to $16.2 billion.

In selecting securities for the Fund, WRIMCO primarily emphasizes a bottom-up approach and may look at a number of factors in its consideration of a company, such as: new or innovative products or services; adaptive or creative management; strong financial and operational capabilities to sustain growth; stable and consistent revenue, earnings, and cash flow; market potential; and profit potential.

Generally, in determining whether to sell a security, WRIMCO considers many factors, including excessive valuation given company growth prospects, deterioration of fundamentals, weak cash flow to support shareholder returns, and unexpected and poorly explained management changes. WRIMCO also may sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■	Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

■

Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

■	Management Risk. Fund performance is primarily dependent on WRIMCO's skill in evaluating and managing the Fund's portfolio, and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund's holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.

■

Mid Size Company Risk. Securities of mid capitalization companies may be more vulnerable to adverse developments than those of large companies due to such companies' limited product lines, limited markets and financial resources and dependence upon a relatively small management group.

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of an index and a Lipper peer group (a universe of funds with similar investment objectives). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.waddell.com or call 888.WADDELL for the Fund's updated performance.

In the period shown in the chart, the highest quarterly return was 22.24% (the second quarter of 2009) and the lowest quarterly return was -23.02% (the fourth quarter of 2008). The Class A return for the year through September 30, 2011 was -12.47%.

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns - Waddell & Reed Advisors New Concepts Fund	1 Year	5 Years	10 Years
Class A	24.18%	7.40%	4.22%
Class A Return After Taxes on Distributions	23.46%	6.45%	3.75%
Class A Return After Taxes on Distributions and Sale of Fund Shares	16.79%	6.21%	3.58%
Class B	26.25%	7.34%	3.63%
Class C	30.50%	7.63%	3.75%
Class Y	32.29%	9.16%	5.32%
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)	26.37%	4.89%	3.11%
Lipper Mid-Cap Growth Funds Universe Average (net of fees and expenses)	25.87%	4.67%	3.01%